RESTRUCTURING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of restructuring costs recognized

2022
Severance costs	$1,262
Other	17
Total restructuring costs	$1,279

Schedule of restructuring liabilities

2022
Balance, December 31, 2021	$-
Current period charges	1,279
Payments	(1,048)
Balance, December 31, 2022	$231